Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Principal, Interest and Financing Service Fee Receivables [Abstract]
Home equity loans	¥ 6,510,850,772	¥ 9,189,524,787
- Individually evaluated	(79,208,134)	(39,913,947)
- Collectively evaluated	(548,717,233)	(685,916,740)
Subtotal	(627,925,367)	(725,830,687)
Net loans principal, interest and financing service fee receivables of home equity loan	5,882,925,405	8,463,694,100
Corporate loans:
Loans principal, interest and financing service fee receivables	1,034,432,534	626,229,041
Less: allowance for credit losses	(50,094,979)	(55,964,409)
Net loans principal, interest and financing service fee receivables of corporate loan	984,337,555	570,264,632
Net loans principal, interest and financing service fee receivables	¥ 6,867,262,960	¥ 9,033,958,732